Long term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments.
Schedule of long-term investments

		Equity Security	Equity
		With	Securities
		Readily	Without Readily
		Determinable	Determinable Fair
	Equity Method	Fair Values	Values	Total
Balance at January 1, 2018	4,364	—	18,150	22,514
Additions	98,000	—	115,303	213,303
Shares of loss of equity method investees	(35,826)	—	—	(35,826)
Changes from investments without readily determinable fair value to readily determinable fair value	—	100,303	(100,303)	—
Fair value change through earnings	—	(28,780)	—	(28,780)
Foreign currency translation	—	5,930	—	5,930
Balance at December 31, 2018	66,538	77,453	33,150	177,141
Additions	98,000	—	—	98,000
Shares of loss of equity method investees	(162,725)	—	—	(162,725)
Fair value change through earnings	—	12,550	—	12,550
Changes of interest in the equity method investees	5,494	—	—	5,494
Impairment	—	—	(5,000)	(5,000)
Foreign currency translation	—	721	—	721
Balance at December 31, 2019	7,307	90,724	28,150	126,181
Additions	—	—	65,000	65,000
Shares of loss of equity method investees	(2,520)	—	—	(2,520)
Fair value change through earnings	—	(21,975)	—	(21,975)
Foreign currency translation	—	(3,833)	—	(3,833)
Balance at December 31, 2020	4,787	64,916	93,150	162,853

Schedule of carrying amount and fair value of equity securities with readily determinable fair values

			Foreign
		Unrealized	Currency
Cango Inc.	Cost Basis	Loss	Translation	Fair Value
As of December 31, 2019	100,303	(16,230)	6,651	90,724
As of December 31, 2020	100,303	(38,205)	2,818	64,916